INTANGIBLE ASSETS (Details Narrative) - USD ($)	1 Months Ended						3 Months Ended				6 Months Ended	9 Months Ended		12 Months Ended
	Apr. 30, 2022	Sep. 30, 2021	Jan. 31, 2021	Dec. 31, 2020	Oct. 31, 2020	Mar. 31, 2020	Dec. 31, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2022	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Purchase of assets,value														$ 1,425,000	$ 106,000
Number of value, service							$ 21,960		$ 23,300	$ 15,000		$ 51,750	$ 518,177	540,136	36,800
Common stock issued for services, shares							500	16,250	3,125	3,750
Payments to acquire intangible assets														14,500	$ 34,300
Website [Member]
Finite-Lived Intangible Assets [Line Items]
Number of value, service				$ 22,500		$ 15,000
Intangible assets remaining amortization period				3 years
Amortization of intangible assets												$ 5,625		$ 6,250
Common stock issued for services, shares						3,750
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Research and Development Arrangement, Contract to Perform for Others, Description and Terms					The total cost for this license is 50,000 shares of the Company’s common stock, issuable in three tranches -
Patents [Member] | Investigational New Drug [Member]
Finite-Lived Intangible Assets [Line Items]
Purchase of assets, shares					50,000
Patents [Member] | Investigational New Drug [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Finite-Lived Intangible Assets [Line Items]
Purchase of assets, shares					17,500
Purchase of assets,value					$ 91,000
Patents [Member] | Investigational New Drug [Member] | Share-Based Payment Arrangement, Tranche One [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Purchase of assets, shares					17,500
Patents [Member] | Investigational New Drug [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Finite-Lived Intangible Assets [Line Items]
Purchase of assets, shares					16,250
Patents [Member] | Investigational New Drug [Member] | Share-Based Payment Arrangement, Tranche Two [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Purchase of assets, shares					16,250
Patents [Member] | Investigational New Drug [Member] | Share-Based Payment Arrangement, Tranche Three [Member]
Finite-Lived Intangible Assets [Line Items]
Purchase of assets, shares					16,250
Patents [Member] | Investigational New Drug [Member] | Share-Based Payment Arrangement, Tranche Three [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Purchase of assets, shares					16,250
National Institute of Health Patent License One [Member]
Finite-Lived Intangible Assets [Line Items]
Payments for royalties					$ 10,000
National Institute of Health Patent License Two [Member] | Royalty [Member]
Finite-Lived Intangible Assets [Line Items]
Royalty expense			$ 8,500
National Institute of Health Patent License Two [Member] | Royalty One [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets ability renew or extend arrangement			The license can be extended on the third anniversary to the remaining life of the licensed patent by the payment of a one-time non-refundable non-creditable royalty of $45,000. There are three benchmark royalties - $75,000 upon the initiation of the first Phase 2 Clinical Study; $300,000 upon the completion of Phase 3 Clinical Study and $600,000 upon the FDA approval of the first Licensed Product. Upon first commercial sale there is a royalty of $100,000 each for the United States, Canada, European Union and Asian region. Last is a 3.5% of net sales royalty								The license can be extended on the third anniversary to the remaining life of the licensed patent by the payment of a one-time non-refundable, non-creditable royalty of $45,000. There are three benchmark royalties - $75,000 upon the initiation of the first Phase 2 Clinical Study; $300,000 upon the completion of Phase 3 Clinical Study and $600,000 upon the FDA approval of the first Licensed Product. Upon first commercial sale there is a royalty of $100,000 each for the United States, Canada, European Union and Asian region. Last is a 3.5% of net sales royalty.
Payments for royalties			$ 45,000
Royalty expense			$ 5,000
Mid-Atlantic BioTheraputics, Inc [Member]
Finite-Lived Intangible Assets [Line Items]
Purchase of assets, shares							31,250
Purchase of assets,value							$ 1,425,000
Mid-Atlantic BioTheraputics, Inc [Member] | Patents [Member]
Finite-Lived Intangible Assets [Line Items]
License development					6,500,000
IEM, Inc [Member] | Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Cost of option					$ 1,800
Intangible assets ability renew or extend arrangement		The Company had until September 30, 2021, to advise IEM in writing that it wishes to exercise this Option Right and pay IEM $50,000 in exchange for an exclusive world-wide, royalty free perpetual license. In September 2021, the Company exercised the option to extend the deadline for notification in the contract with IEM, from September 30, 2020 to March 31, 2022, in exchange for the payment of $1,000
Payments to acquire intangible assets		$ 50,000
Intangible assets cost incurred to renew or extend, value	$ 1,000	$ 1,000